Summary of Significant Accounting Policies - Concentrations of Credit Risk (Details) - USD ($) $ in Thousands	Jan. 31, 2021	Jan. 31, 2020
Concentration Risk [Line Items]
Accounts receivable, net	$ 175,001	$ 180,441
Two Governments Outside The United States
Concentration Risk [Line Items]
Accounts receivable, net	$ 72,600	$ 51,700